SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and foreign currency risks (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
RMB
Cash and restricted cash | ¥						¥ 1,134,694	¥ 458,971
USD
Cash and restricted cash	$ 166,197					1,140,645
HKD
Cash and restricted cash				$ 7,948		6,964
JPY
Cash and restricted cash			¥ 19,098			1,182
EUR
Cash and restricted cash					€ 153	1,204
SGD
Cash and restricted cash		$ 12				59
PRC | RMB
Cash and restricted cash | ¥						1,102,939
PRC | USD
Cash and restricted cash	37,988
Hong Kong SAR | RMB
Cash and restricted cash | ¥						¥ 31,755
Hong Kong SAR | USD
Cash and restricted cash	44,195
Hong Kong SAR | HKD
Cash and restricted cash				$ 7,948
Hong Kong SAR | JPY
Cash and restricted cash | ¥			¥ 19,098
Hong Kong SAR | EUR
Cash and restricted cash | €					€ 153
US | USD
Cash and restricted cash	81,483
Singapore | USD
Cash and restricted cash	$ 2,531
Singapore | SGD
Cash and restricted cash		$ 12